Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	63 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jul. 29, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jun. 16, 2015	Oct. 31, 2014
C000001788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class A/SVBAX)
Account Value	$ 19,563.689414	$ 19,563.689414	$ 19,563.689414	$ 19,563.689414	$ 19,563.689414	$ 15,916.786052	$ 14,770.851708	$ 17,472.293915	$ 14,277.514333	$ 12,972.552127		$ 11,621.075648	$ 11,294.456018	$ 9,958.627794	$ 9,644.026626		$ 9,550
Average Annual Return, Percent	17.39%	7.57%			6.94%
C000001788 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class A/SVBAX)—excluding sales charge
Average Annual Return, Percent	22.91%	8.56%			7.43%
C000001790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class C/SVBCX)
Account Value	$ 19,100.647185	$ 19,100.647185	19,100.647185	19,100.647185	$ 19,100.647185	15,652.311229	14,625.99561	17,417.865154	14,338.639462	13,114.276209		11,834.577754	11,582.234794	10,281.227133	10,026.5172		10,000
Average Annual Return, Percent	21.03%	7.81%			6.69%
C000001790 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class C/SVBCX)—excluding sales charge
Average Annual Return, Percent	22.03%	7.81%			6.69%
C000001791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class I/SVBIX)
Account Value	$ 527,879.296899	$ 527,879.296899	527,879.296899	527,879.296899	$ 527,879.296899	428,135.690272	396,262.905593	467,164.295197	380,692.433857	344,803.477682		307,915.692	298,477.745111	262,354.071355	253,269.2575		250,000
Average Annual Return, Percent	23.30%	8.89%			7.76%
C000113485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R2/JBATX)
Account Value	$ 20,307.1689699999	$ 20,307.1689699999	20,307.1689699999	20,307.1689699999	$ 20,307.1689699999	16,539.118093	15,361.930587	18,178.151646	14,868.871395	13,513.694588		12,122.230319	11,792.782202	10,411.486535	10,085.8645		10,000
Average Annual Return, Percent	22.78%	8.49%			7.34%
C000067864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R4/JBAFX)
Account Value	$ 20,810.517977	$ 20,810.517977	20,810.517977	20,810.517977	$ 20,810.517977	16,911.040404	15,668.894293	18,497.223979	15,093.51401	13,691.478292		12,247.489484	11,886.901861	10,460.205003	10,115.4201		10,000
Average Annual Return, Percent	23.06%	8.73%			7.60%
C000067865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R5/JBAVX)
Account Value	$ 21,224.998575	$ 21,224.998575	21,224.998575	21,224.998575	$ 21,224.998575	17,207.961258	15,916.8633	18,756.012932	15,269.602477	13,821.037629		12,342.252718	11,960.482026	10,502.822125	10,130.287		10,000
Average Annual Return, Percent	23.34%	8.96%			7.82%
C000106438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R6/JBAWX)
Account Value	$ 2,134,483.726057	$ 2,134,483.726057	2,134,483.726057	2,134,483.726057	$ 2,134,483.726057	1,729,300.618959	1,598,377.664313	1,882,704.353562	1,532,348.860865	1,386,550.873497		1,237,264.328864	1,197,711.244475	1,051,862.355864	1,013,761.01		1,000,000
Average Annual Return, Percent	23.43%	9.01%			7.88%
C000134715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class A/JSFBX)
Account Value	$ 14,953.678178	$ 14,953.678178	14,953.678178	14,953.678178	$ 14,953.678178	13,005.361603	12,580.13444	14,086.586387	12,390.626018	11,673.18495		11,003.43699	11,178.950992	9,878.516331	10,177.227735		9,500
Average Annual Return, Percent	9.24%	4.01%			4.11%
C000134715 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class A/JSFBX)—excluding sales charge
Average Annual Return, Percent	14.98%	5.08%			4.64%
C000141695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class C/JSFTX)
Account Value	$ 14,653.219503	$ 14,653.219503	14,653.219503	14,653.219503	$ 14,653.219503	12,838.973664	12,506.067646	14,104.628559	12,497.931039	11,865.615363		11,259.019262	11,518.990318	10,249.604295	10,633.6634		10,000
Average Annual Return, Percent	13.13%	4.31%			3.89%
C000141695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class C/JSFTX)—excluding sales charge
Average Annual Return, Percent	14.13%	4.31%			3.89%
C000134716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class I/JSFDX)
Account Value	$ 405,612.652162	$ 405,612.652162	405,612.652162	405,612.652162	$ 405,612.652162	351,983.056469	339,115.135949	378,876.936822	332,344.820102	311,858.574612		293,208.11926	297,021.639494	261,661.861757	268,756.17		250,000
Average Annual Return, Percent	15.24%	5.40%			4.96%
C000134717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class NAV)
Account Value	$ 16,413.482637	$ 16,413.482637	16,413.482637	16,413.482637	$ 16,413.482637	14,218.202913	13,687.896569	15,272.787649	13,382.571784	12,549.549622		11,773.529452	11,914.8169	10,484.83862	10,757.874		10,000
Average Annual Return, Percent	15.44%	5.52%			5.08%
C000134718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Seaport Long/Short Fund (Class R6/JSFRX)
Account Value	$ 1,640,848.05167	$ 1,640,848.05167	1,640,848.05167	1,640,848.05167	$ 1,640,848.05167	1,421,521.721183	1,368,641.149856	1,527,032.232193	1,336,885.906886	1,253,849.274742		1,177,352.945229	1,191,481.690002	1,048,483.861999	1,075,787.4		1,000,000
Average Annual Return, Percent	15.43%	5.53%			5.08%
C000142613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R2/JDISX)
Account Value	$ 16,003.999715	$ 16,003.999715	16,003.999715	16,003.999715	$ 16,003.999715	13,451.022426	11,555.477795	13,455.173669	9,675.896993	10,947.397099		10,699.35293	12,023.570151	9,862.136002	9,948.9107		10,000
Average Annual Return, Percent	18.98%	7.89%			4.81%
C000142615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R4/JDITX)
Account Value	$ 16,374.937707	$ 16,374.937707	16,374.937707	16,374.937707	$ 16,374.937707	13,728.660891	11,764.109738	13,669.405307	9,810.578558	11,077.47091		10,812.142448	12,107.376647	9,899.398558	9,955.9913		10,000
Average Annual Return, Percent	19.28%	8.13%			5.06%
C000142608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R6/JDIUX)
Account Value	$ 1,677,223.508758	$ 1,677,223.508758	1,677,223.508758	1,677,223.508758	$ 1,677,223.508758	1,403,194.415122	1,199,782.611319	1,389,997.452043	994,455.472776	1,120,884.534127		1,090,678.020922	1,218,614.822016	994,095.848939	998,222.18		1,000,000
Average Annual Return, Percent	19.53%	8.39%			5.31%
C000142607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class A/JDIBX)
Account Value	$ 15,336.684591	$ 15,336.684591	15,336.684591	15,336.684591	$ 15,336.684591	12,877.692223	11,044.776638	12,849.678004	9,229.198004	10,432.155402		10,193.126882	11,436.608382	9,363.84084	9,444.86827		9,500
Average Annual Return, Percent	13.12%	6.91%			4.37%
C000142607 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge
Average Annual Return, Percent	19.09%	8.01%			4.91%
C000142609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class C/JDICX)
Account Value	$ 15,008.238144	$ 15,008.238144	15,008.238144	15,008.238144	$ 15,008.238144	12,691.167524	10,974.803231	12,861.190277	9,301.64698499999	10,605.9664		10,432.248802	11,790.189009	9,726.195896	9,865.9		10,000
Average Annual Return, Percent	17.26%	7.19%			4.14%
C000142609 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class C/JDICX)—excluding sales charge
Average Annual Return, Percent	18.26%	7.19%			4.14%
C000142610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class I/JDVIX)
Account Value	$ 414,822.887523	$ 414,822.887523	414,822.887523	414,822.887523	$ 414,822.887523	347,364.052178	297,273.866455	344,843.547566	247,116.377084	278,800.6175		271,383.043186	303,739.793371	248,050.0434	249,171.89		250,000
Average Annual Return, Percent	19.42%	8.27%			5.19%
C000142611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class NAV/JDIVX)
Account Value	$ 16,781.588776	$ 16,781.588776	16,781.588776	16,781.588776	$ 16,781.588776	14,038.454778	11,992.082217	13,903.353892	9,945.282661	11,209.665819		10,907.151076	12,177.785067	9,941.078249	9,973.9584		10,000
Average Annual Return, Percent	19.54%	8.40%			5.31%
C000156914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class A/JEMQX)
Account Value	$ 12,076.752315	$ 12,076.752315	12,076.752315	$ 12,076.752315	$ 12,076.752315	10,170.848164	9,567.310547	15,870.670438	13,756.836727	11,365.54015		9,834.773916	11,276.940055	8,825.499987	8,540.5	$ 9,500
Average Annual Return, Percent	12.85%	0.18%		2.03%
C000156914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge
Average Annual Return, Percent	18.74%	1.22%		2.59%
C000156915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class C/JEMZX)
Account Value	$ 11,915.75249	$ 11,915.75249	11,915.75249	$ 11,915.75249	11,915.75249	10,091.75695	9,570.760614	15,982.36338	13,951.28021	11,601.21306		10,110.70568	11,680	9,200	8,970	10,000
Average Annual Return, Percent	17.07%	0.54%		1.89%
C000156915 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge
Average Annual Return, Percent	18.07%	0.54%		1.89%
C000156916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class I/JEMMX)
Account Value	$ 326,387.575711	$ 326,387.575711	326,387.575711	$ 326,387.575711	326,387.575711	273,927.337648	257,221.730271	425,176.589617	367,508.65006	302,439.780707		261,151.007327	298,524.402743	232,947.59175	225,000	250,000
Average Annual Return, Percent	19.15%	1.54%		2.88%
C000156917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class NAV)
Account Value	$ 13,199.596176	$ 13,199.596176	13,199.596176	$ 13,199.596176	13,199.596176	11,066.759398	10,367.040557	17,125.141756	14,789.485619	12,160.163007		10,473.900438	11,971.199127	9,328.31595	9,000	10,000
Average Annual Return, Percent	19.27%	1.65%		3.00%
C000156918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R2/JEMKX)
Account Value	$ 12,811.30054	$ 12,811.30054	12,811.30054	$ 12,811.30054	12,811.30054	10,775.363765	10,128.032873	16,812.455827	14,547.77163	12,008.211036		10,381.782957	11,898.09498	9,300.000012	8,990	10,000
Average Annual Return, Percent	18.89%	1.30%		2.68%
C000156919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R4/JEMNX)
Account Value	$ 12,985.977612	$ 12,985.977612	12,985.977612	$ 12,985.977612	12,985.977612	10,904.226352	10,247.384866	16,954.480008	14,659.002223	12,068.242988		10,424.075907	11,923.466347	9,312.550951	8,990	10,000
Average Annual Return, Percent	19.09%	1.48%		2.83%
C000156920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R6/JEMGX)
Account Value	$ 1,320,627.188356	$ 1,320,627.188356	1,320,627.188356	$ 1,320,627.188356	1,320,627.188356	1,106,205.64095	1,037,694.244406	1,713,535.704954	1,478,965.760342	1,216,141.953959		1,047,657.433987	1,197,548.481951	933,165.549	900,000	1,000,000
Average Annual Return, Percent	19.38%	1.66%		3.01%
C000213578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class A/JDJAX)
Account Value	$ 10,503.913691	$ 10,503.913691	$ 10,503.913691	$ 10,503.913691	10,503.913691	11,051.137974	11,062.901046	9,396.430157	9,175.632687	9,709	$ 9,500
Average Annual Return, Percent	(9.74%)	0.55%	0.93%
C000213578 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class A/JDJAX)—excluding sales charge
Average Annual Return, Percent	(4.95%)	1.59%	1.93%
C000213579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class C/JDJCX)
Account Value	$ 10,623.56065	$ 10,623.56065	$ 10,623.56065	10,623.56065	10,623.56065	11,258.62722	11,365.7076	9,725.438567	9,565.88998	10,200	10,000
Average Annual Return, Percent	(6.56%)	0.82%	1.16%
C000213579 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class C/JDJCX)—excluding sales charge
Average Annual Return, Percent	(5.64%)	0.82%	1.16%
C000213580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class I/JDJIX)
Account Value	$ 280,138.473875	$ 280,138.473875	$ 280,138.473875	280,138.473875	280,138.473875	294,241.13981	293,751.291906	248,764.736636	242,492.628428	255,750	250,000
Average Annual Return, Percent	(4.79%)	1.84%	2.19%
C000213577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class NAV)
Account Value	$ 11,269.911914	$ 11,269.911914	$ 11,269.911914	11,269.911914	11,269.911914	11,821.449316	11,786.225239	9,970.713293	9,709.726241	10,230	10,000
Average Annual Return, Percent	(4.67%)	1.96%	2.30%
C000213576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class R6/JDJRX)
Account Value	$ 1,127,538.02749	$ 1,127,538.02749	$ 1,127,538.02749	1,127,538.02749	1,127,538.02749	1,181,553.390595	1,179,250.31473	997,835.271085	970,972.62405	1,023,000	1,000,000
Average Annual Return, Percent	(4.57%)	1.96%	2.31%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.481145	$ 33,950.481145	$ 33,950.481145	33,950.481145	$ 33,950.481145	24,598.754459	22,333.509473	26,155.035891	18,301.246096	16,681.399012		14,591.055765	13,592.517235	10,994.304941	10,519.9528		10,000
Average Annual Return, Percent	38.02%	15.27%			13.00%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,431.027668	$ 25,431.027668	25,431.027668	25,431.027668	$ 25,431.027668	19,024.040529	17,219.235932	21,122.420311	15,041.797777	14,412.733417		12,789.30337	12,642.912727	10,297.650354	10,177.1244		10,000
Average Annual Return, Percent	33.68%	12.03%			9.78%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,714.126094	$ 16,714.126094	16,714.126094	16,714.126094	$ 16,714.126094	13,592.470929	11,881.438202	15,430.212579	11,499.597489	12,347.149543		11,119.170282	11,937.407333	9,670.802778	9,993.2475		10,000
Average Annual Return, Percent	22.97%	6.24%			5.27%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,508.849799	$ 14,508.849799	14,508.849799	$ 14,508.849799	$ 14,508.849799	11,577.87312600	10,449.404617	15,149.856299	12,952.989069	11,965.633125		10,697.362588	12,227.823933	9,670.021527	8,849.8666	$ 10,000
Average Annual Return, Percent	25.32%	3.93%		4.05%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,141.979653	$ 10,141.979653	$ 10,141.979653	$ 10,141.979653	10,141.979653	9,174.42116	9,141.879452	10,842.210399	10,894.284096	10,259.4972	10,000
Average Annual Return, Percent	10.55%	(0.23%)	0.27%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Account Value	$ 22,651.665233	$ 22,651.665233	$ 22,651.665233	22,651.665233	$ 22,651.665233	17,915.229935	16,860.079301	19,771.948766	15,942.785769	14,632.082452		12,876.047596	12,421.956516	10,889.193622	10,413.4389		10,000
Average Annual Return, Percent	26.44%	9.13%			8.52%
Bloomberg U S Aggregate Bond S000000629 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value												$ 10,516.740267	$ 10,737.207784	$ 10,641.18756	$ 10,195.6201		$ 10,000
Average Annual Return, Percent	10.55%	(0.23%)			1.49%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Account Value	$ 11,306.063802	$ 11,306.063802	$ 11,306.063802	$ 11,306.063802	$ 11,306.063802	$ 10,722.811992	$ 10,225.920408	$ 10,139.918989	$ 10,134.793722	$ 10,054.7375	$ 10,000
Average Annual Return, Percent	5.44%	2.37%	2.36%